Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	May 29, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2015